Business combinations - Narrative (Details) - Lexicon Digital Pty Ltd And Lexicon Consolidated Holdings Pty £ / shares in Units, £ in Thousands		6 Months Ended	12 Months Ended
	Feb. 08, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Jun. 10, 2023 £ / shares	Oct. 06, 2022 GBP (£) employee shares
Disclosure of detailed information about business combination [line items]
Initial cash consideration				£ 32,025
Equity consideration				9,975
Weighted average share price (in gbp per share) | £ / shares			£ 44.92
Fair value of deferred consideration	£ 1,400			1,416
Contingent consideration arrangements, payment period	24 months
Fair value of contingent consideration				4,959
Deferred tax liability				1,360
Intangible assets - client relationships				4,532
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		£ 700
Customer-related intangible assets
Disclosure of detailed information about business combination [line items]
Deferred tax liability				1,400
Identifiable intangible assets				£ 0
Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration (in percent)				59.00%
Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | shares				144,926
Lexicon | Australia
Disclosure of detailed information about business combination [line items]
Number of employees | employee				127